Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of revenue from contracts with customers [Abstract]
Disclosure of disaggregation of revenue
The majority of the Company's revenues are derived from the sale of power, capacity and environmental attributes, leasing of power facilities and from asset optimization activities, which the Company disaggregates into the following groups for the purpose of determining how economic factors affect the recognition of revenue.

Year ended Dec. 31, 2023	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other	30	190	400	12	—	—	632
Environmental attributes(1)	14	26	—	—	—	—	40
Revenue from contracts with customers	44	216	400	12	—	—	672
Revenue from leases(2)	—	—	32	—	—	—	32
Revenue from derivatives and other trading activities(3)	44	(2)	(172)	251	220	—	341
Revenue from merchant sales	434	104	1,247	488	—	—	2,273
Other(4)	11	18	7	—	—	1	37
Total revenue	533	336	1,514	751	220	1	3,355
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	14	26	—	12	—	—	52
Over time	30	190	400	—	—	—	620
Total revenue from contracts with customers	44	216	400	12	—	—	672
(1)The environmental attributes represent environmental attribute sales not bundled with power and other sales.
(2)Total lease income from long-term contracts that meet the criteria of operating leases.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4) Other revenue includes production tax credits related to US wind facilities and other miscellaneous revenues.

Year ended Dec. 31, 2022	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other	33	220	462	10	—	—	725
Environmental attributes(1)	1	50	—	—	—	—	51
Revenue from contracts with customers	34	270	462	10	—	—	776
Revenue from leases(2)	—	—	32	—	—	—	32
Revenue from derivatives and other trading activities(3)	—	(121)	(821)	243	160	(2)	(541)
Revenue from merchant sales	564	119	1,529	461	—	—	2,673
Other(4)	8	21	7	—	—	—	36
Total revenue	606	289	1,209	714	160	(2)	2,976
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	1	50	—	12	—	—	63
Over time	33	220	462	(2)	—	—	713
Total revenue from contracts with customers	34	270	462	10	—	—	776
(1)The environmental attributes represent environmental attribute sales not bundled with power and other sales.
(2)Total lease income from long-term contracts that meet the criteria of operating leases.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to US wind facilities and other miscellaneous revenues.

Year ended Dec. 31, 2021	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Revenues from contracts with customers
Power and other	28	207	395	24	—	—	654
Environmental attributes(1)	—	28	—	—	—	—	28
Revenue from contracts with customers	28	235	395	24	—	—	682
Revenue from leases(2)	—	—	19	—	—	—	19
Revenue from derivatives and other trading activities(3)	—	(22)	(118)	138	211	4	213
Revenue from merchant sales	345	35	808	546	—	—	1,734
Other(4)	10	57	5	1	—	—	73
Total revenue	383	305	1,109	709	211	4	2,721
Revenues from contracts with customers
Timing of revenue recognition
At a point in time	—	28	2	23	—	—	53
Over time	28	207	393	1	—	—	629
Total revenue from contracts with customers	28	235	395	24	—	—	682
(1)The environmental attributes represent environmental attribute sales not bundled with power and other sales.
(2)Total lease income from long-term contracts that meet the criteria of operating leases.
(3)Represents realized and unrealized gains or losses from hedging and derivative positions. Volatility and pricing in commodity markets can vary significantly from period to period and impact movements in derivative positions.
(4)Other revenue includes production tax credits related to US wind facilities and other miscellaneous revenues.